Fair values of financial assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2019
Fair values of financial assets and liabilities
Schedule of carrying values and fair values of financial assets and liabilities

	30 June 2019		31 December 2018
	Carrying	Fair	Carrying	Fair
	value	value	value	value
	£m	£m	£m	£m
Financial assets
Financial assets at fair value through profit or loss	155,108	155,108	158,529	158,529
Derivative financial instruments	26,148	26,148	23,595	23,595

Loans and advances to banks	8,374	8,363	6,283	6,286
Loans and advances to customers	495,138	496,768	484,858	484,660
Debt securities	5,434	5,427	5,238	5,244
Financial assets at amortised cost	508,946	510,558	496,379	496,190
Financial assets at fair value through other comprehensive income	27,078	27,078	24,815	24,815
Financial liabilities
Deposits from banks	34,777	34,761	30,320	30,322
Customer deposits	421,692	422,277	418,066	418,450
Financial liabilities at fair value through profit or loss	24,754	24,754	30,547	30,547
Derivative financial instruments	23,026	23,026	21,373	21,373
Debt securities in issue	97,815	100,102	91,168	93,233
Liabilities arising from non-participating investment contracts	14,706	14,706	13,853	13,853
Subordinated liabilities	17,809	20,200	17,656	19,564

Schedule of financial assets carried at fair value by valuation hierarchy

	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m
At 30 June 2019
Financial assets at fair value through profit or loss:
Loans and advances to customers	—	14,907	11,042	25,949
Loans and advances to banks	—	3,082	—	3,082
Debt securities	17,931	21,459	1,778	41,168
Equity shares	82,833	13	2,043	84,889
Treasury and other bills	20	—	—	20
Total financial assets at fair value through profit or loss	100,784	39,461	14,863	155,108
Financial assets at fair value through other comprehensive income:
Debt securities	15,252	11,083	171	26,506
Equity shares	—	—	25	25
Treasury and other bills	547	—	—	547
Total financial assets at fair value through other comprehensive income	15,799	11,083	196	27,078
Derivative financial instruments	83	24,881	1,184	26,148
Total financial assets carried at fair value	116,666	75,425	16,243	208,334

At 31 December 2018
Financial assets at fair value through profit or loss:
Loans and advances to customers	—	27,285	10,565	37,850
Loans and advances to banks	—	3,026	—	3,026
Debt securities	18,010	20,544	1,594	40,148
Equity shares	75,701	26	1,758	77,485
Treasury and other bills	20	—	—	20
Total financial assets at fair value through profit or loss	93,731	50,881	13,917	158,529
Financial assets at fair value through other comprehensive income:
Debt securities	18,879	5,366	246	24,491
Treasury and other bills	303	—	—	303
Equity shares	—	—	21	21
Total financial assets at fair value through other comprehensive income	19,182	5,366	267	24,815
Derivative financial instruments	93	22,575	927	23,595
Total financial assets carried at fair value	113,006	78,822	15,111	206,939

Schedule of financial liabilities carried at fair value by valuation hierarchy

	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m

At 30 June 2019
Financial liabilities at fair value through profit or loss:
Liabilities held at fair value through profit or loss	—	7,930	52	7,982
Trading liabilities	2,672	14,100	—	16,772
Total financial liabilities at fair value through profit or loss	2,672	22,030	52	24,754
Derivative financial instruments	274	21,479	1,273	23,026
Total financial liabilities carried at fair value	2,946	43,509	1,325	47,780

At 31 December 2018
Financial liabilities at fair value through profit or loss:
Liabilities held at fair value through profit or loss	—	7,085	11	7,096
Trading liabilities	1,464	21,987	—	23,451
Total financial liabilities at fair value through profit or loss	1,464	29,072	11	30,547
Derivative financial instruments	132	20,525	716	21,373
Total financial liabilities carried at fair value	1,596	49,597	727	51,920

Schedule of movements in the level 3 financial assets portfolio

		Financial
	Financial	assets at		Total
	assets at	fair value		financial
	fair value	through other		assets
	through profit	comprehensive	Derivative	carried at
	or loss	income	assets	fair value
	£m	£m	£m	£m

At 1 January 2019	13,917	267	927	15,111
Exchange and other adjustments	3	1	—	4
Gains recognised in the income statement within other income	489	—	251	740
Gains (losses) recognised in other comprehensive income within the revaluation reserve in respect of financial assets carried at fair value through other comprehensive income	—	8	—	8
Purchases/ increases to customer loans	1,511	—	2	1,513
Sales/ repayments	(1,522)	(80)	(16)	(1,618)
Transfers into the level 3 portfolio	563	—	22	585
Transfers out of the level 3 portfolio	(98)	—	(2)	(100)
At 30 June 2019	14,863	196	1,184	16,243
Gains (losses) recognised in the income statement within other income relating to those assets held at 30 June 2019	189	—	285	474

		Financial
	Financial	assets held		Total
	assets at	at fair value		financial
	fair value	through other		assets
	through profit	comprehensive	Derivative	carried at
	or loss	income	assets	fair value
	£m	£m	£m	£m

At 1 January 2018	14,152	302	1,056	15,510
Exchange and other adjustments	3	(1)	—	2
Gains recognised in the income statement within other income	111	—	2	113
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets held at fair value through other comprehensive income	—	1	—	1
Purchases/ increases to customer loans	206	—	—	206
Sales/ repayments	(491)	(91)	(90)	(672)
Transfers into the level 3 portfolio	532	334	—	866
Transfers out of the level 3 portfolio	(320)	(193)	—	(513)
At 30 June 2018	14,193	352	968	15,513
Gains (losses) recognised in the income statement within other income relating to those assets held at 30 June 2018	160	—	2	162

Schedule of movements in the level 3 financial liabilities portfolio

	Financial		Total
	liabilities at		financial
	fair value		liabilities
	through	Derivative	carried at
	profit or loss	liabilities	fair value
	£m	£m	£m

At 1 January 2019	11	716	727
Exchange and other adjustments	—	—	—
Losses recognised in the income statement within other income	—	204	204
Additions	—	1	1
Redemptions	(1)	(12)	(13)
Transfers into the level 3 portfolio	53	364	417
Transfers out of the level 3 portfolio	(11)	—	(11)
At 30 June 2019	52	1,273	1,325
Losses recognised in the income statement within other income relating to those liabilities held at 30 June 2019	—	249	249

	Financial		Total
	liabilities at		financial
	fair value		liabilities
	through	Derivative	carried at
	profit or loss	liabilities	fair value
	£m	£m	£m

At 1 January 2018	—	804	804
Exchange and other adjustments	—	—	—
Gains recognised in the income statement within other income	—	(30)	(30)
Additions	—	—	—
Redemptions	—	(2)	(2)
Transfers into the level 3 portfolio	10	—	10
Transfers out of the level 3 portfolio	—	—	—
At 30 June 2018	10	772	782
Gains recognised in the income statement within other income relating to those liabilities held at 30 June 2018	—	(30)	(30)

Schedule of effects of reasonably possible alternative assumptions for categories of level 3 financial assets and financial liabilities

				At 30 June 2019
					Effect of reasonably
					possible alternative
		Significant			assumptions[1]
	Valuation	unobservable		Carrying	Favourable	Unfavourable
	technique(s)	inputs	Range[2]	value	changes	changes
				£m	£m	£m
Financial assets at fair value through profit or loss
Loans and advances to customers	Discounted cash flows	Gross interest rates, inferred spreads (bps)	76 bps / 208 bps	11,042	347	(406)

Equity and venture capital investments	Market approach	Earnings multiple	0.9 / 14.6	1,786	102	(96)
Equity and venture capital investments	Underlying asset/net asset value (incl. property prices)³	n/a		524	51	(74)
Unlisted equities and debt securities, property partnerships in the life funds	Underlying asset/net asset value (incl. property prices)³	n/a		1,153	16	(40)
Other				358	47	(47)
				14,863	—	—
Financial assets at fair value through other comprehensive income				196	—	—
Derivative financial assets
Interest rate derivatives	Option pricing model	Interest rate volatility	7% / 121%	1,184	8	(4)
				1,184	—	—
Financial assets carried at fair value				16,243	—	—

Financial liabilities at fair value through profit or loss				52

Derivative financial liabilities
Interest rate derivatives	Option pricing model	Interest rate volatility	7% / 121%	1,273	—	—
Financial liabilities carried at fair value				1,325	—	—
[1]	Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.

[2]	The range represents the highest and lowest inputs used in the level 3 valuations.

[3]	Underlying asset/net asset values represent fair value.

				At 31 December 2018
					Effect of reasonably
					possible alternative
		Significant			assumptions[1]
	Valuation	unobservable		Carrying	Favourable	Unfavourable
	technique(s)	inputs	Range[2]	value	changes	changes
				£m	£m	£m
Financial assets at fair value through profit or loss:
Loans and advances to customers	Discounted cash flows	Gross interest rates, inferred spreads (bps)	97bps / 208bps	10,565	380	(371)
Equity and venture capital investments	Market approach	Earnings multiple	0.9 /14.6	1,657	54	(55)
	Underlying assets/net asset value (incl. property prices)³			523	48	(57)
Unlisted equities and debt securities, property partnerships in the life funds	Underlying asset/net asset value (incl. property prices, broker quotes or discounted cash flows)[3]	n/a	n/a	898	2	(45)
Other				274	92	(21)
				13,917	—	—
Financial assets at fair value through other comprehensive income				267	—	—
Derivative financial assets:
Interest rate derivatives	Option pricing model	Interest rate volatility	19% / 80%	927	7	(5)
				927	—	—
Financial assets carried at fair value				15,111	—	—
Financial liabilities at fair value through profit or loss				11
Derivative financial liabilities:
Interest rate derivatives	Option pricing model	Interest rate volatility	19% / 80%	716	—	—
				716	—	—
Financial liabilities carried at fair value				727	—	—
[1]	Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.
[2]	The range represents the highest and lowest inputs used in the level 3 valuations.
[3]	Underlying asset/net asset values represent fair value.